UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
           --------------------------------------------------
Address:   712 Fifth Avenue, 19th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-12839
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
           --------------------------------------------------
Title:      Portfolio Manager
           --------------------------------------------------
Phone:      (212) 993-7040
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jason Capello            New York, NY            8/14/08
       ------------------------   ---------------------------  ---------
             [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          13
                                               -------------

Form 13F Information Table Value Total:         $328,134
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                                         FORM 13F INFORMATION TABLE


       COLUMN 1                  COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
                                                          VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE   SHARED  NONE
--------------                --------------    -----    --------   -------  ---  ----  ----------  --------     ----   ------  ----
CARNIVAL CORP                 PAIRED CTF      143658300   27,522     835,000  SH         SOLE                  835,000    0      0
ENTERGY CORP NEW              COM             29364G103   33,903     281,400  SH         SOLE                  281,400    0      0
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B      400506101   13,880     472,600  SH         SOLE                  472,600    0      0
INTERFACE INC                 CL A            458665106    2,130     170,000  SH         SOLE                  170,000    0      0
KRAFT FOODS INC               CL A            50075N104   38,123   1,340,000  SH         SOLE                1,340,000    0      0
MARRIOTT INTL INC NEW         CL A            571903202    8,528     325,000  SH         SOLE                  325,000    0      0
MONSANTO CO NEW               COM             61166W101    2,529      20,000  SH         SOLE                   20,000    0      0
PACCAR INC                    COM             693718108    1,322      31,600  SH         SOLE                   31,600    0      0
SANDRIDGE ENERGY INC          COM             80007P307    6,781     105,000  SH         SOLE                  105,000    0      0
SUNCOR ENERGY INC             COM             867229106   35,860     617,000  SH         SOLE                  617,000    0      0
TARGET CORP                   COM             87612E106   98,415   2,116,900  SH         SOLE                2,116,900    0      0
XTO ENERGY INC                COM             98385X106   11,989     175,000  SH         SOLE                  175,000    0      0
UTI WORLDWIDE INC             ORD             G87210103   47,152   2,363,493  SH         SOLE                2,363,493    0      0
